Bank and Other Borrowings - Schedule of Maturities of Bank and Other Borrowings (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Bank and Other Borrowings [Abstract]
2026	$ 467,611
2027	127,455
Total bank borrowings repayments	595,066
Less: imputed interest	(19,105)
Total	$ 575,961	$ 245,384